MD&A - UBS shares (Narrative) (Detail) - USD ($) $ / shares in Units, $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Shares [Line Items]
Par value of shares	$ 0.10
Equity attributable to shareholders	$ 55,234	$ 56,598
Shares issued	3,858,408,466	3,858,408,466